Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables
Schedule of trade and other receivables

	2022	2021
for the year ended 30 June	Rm	Rm
Trade receivables[1]	32 778	23 692
Other receivables	4 546	3 708
Related party receivables — equity accounted investments[2]	2 074	255
Impairment of trade and other receivables*	(462)	(515)
Trade and other receivables	38 936	27 140
Slate recovery receivable[3]	2 571	78
Duties recoverable from customers	485	263
Prepaid expenses and other	2 115	1 860
Value added tax[4]	2 564	1 592
	46 671	30 933
1	Increase mainly as a result of higher sales prices and weaker Rand/$ closing rate.
2	Included in related party receivables is a dividend receivable from ORYX GTL Limited of R1,6 billion.
3

Sasol Oil Slate balance reflecting an under recovery mainly as a result of increased international crude oil prices coupled with a weak Rand/$ exchange rate. The slate balance will be recovered through the Department of Mineral Resources and Energy's slate levy mechanism and under recoveries due to BFP price changes.

4	Increase due to refund received after 30 June 2022.

*Impairment of trade receivables